Fees Summary	Mar. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,872,829.67
Total Fee Amount	1,915.84
Total Offset Amount	0.00
Net Fee	$ 1,915.84
Offering Table N/A
Offset Table N/A	N/A